JOHN HANCOCK FUNDS II
200 Berkeley Street
Boston, Massachusetts 02116
January 5, 2026
VIA EDGAR TRANSMISSION
U.S. Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549
Re:
John Hancock Funds II (the “Registrant”)
File Nos. 333-126293; 811-21779
Dear Sir/Madam:
Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), please accept this letter as notice that the forms of Prospectuses and Statement of Additional Information for the Funds (see Appendix A following), each dated January 1, 2026, that would have been filed under paragraph (b) or (c) of Rule 497 would not have differed from the forms of Prospectuses and Statement of Additional Information contained in Post-Effective Amendment No. 257 to the Registrant’s Registration Statement on Form N-1A under the 1933 Act and Amendment No. 259 to its Registration Statement under the Investment Company Act of 1940, as amended, the text of which was filed electronically with the U.S. Securities and Exchange Commission on December 23, 2025 via EDGAR, accession number 0001193125-25-330250.
If you have any questions, please email me at tdee@jhancock.com.
Sincerely,
/s/ Thomas Dee, Esq.
Thomas Dee, Esq. Assistant Secretary of the Trust

Appendix A
1.
Alternative Asset Allocation Fund
2.
Blue Chip Growth Fund
3.
Capital Appreciation Value Fund
4.
Core Bond Fund
5.
Disciplined Value Emerging Markets Equity Fund
6.
Emerging Markets Debt Fund
7.
Equity Income Fund
8.
Floating Rate Income Fund
9.
Fundamental All Cap Core Fund
10.
Global Equity Fund
11.
International Strategic Equity Allocation Fund
12.
2010 Lifetime Blend Portfolio
13.
2015 Lifetime Blend Portfolio
14.
2020 Lifetime Blend Portfolio
15.
2025 Lifetime Blend Portfolio
16.
2030 Lifetime Blend Portfolio
17.
2035 Lifetime Blend Portfolio
18.
2040 Lifetime Blend Portfolio
19.
2045 Lifetime Blend Portfolio
20.
2050 Lifetime Blend Portfolio
21.
2055 Lifetime Blend Portfolio
22.
2060 Lifetime Blend Portfolio
23.
2065 Lifetime Blend Portfolio
24.
2070 Lifetime Blend Portfolio
25.
Lifestyle Blend Aggressive Portfolio
26.
Lifestyle Blend Balanced Portfolio
27.
Lifestyle Blend Conservative Portfolio
28.
Lifestyle Blend Growth Portfolio
29.
Lifestyle Blend Moderate Portfolio
30.
Mid Value Fund
31.
Multi-Asset Absolute Return Fund
32.
Multi-Asset High Income Fund

33.
Multimanager Lifestyle Aggressive Portfolio
34.
Multimanager Lifestyle Balanced Portfolio
35.
Multimanager Lifestyle Conservative Portfolio
36.
Multimanager Lifestyle Growth Portfolio
37.
Multimanager Lifestyle Moderate Portfolio
38.
Multimanager 2010 Lifetime Portfolio
39.
Multimanager 2015 Lifetime Portfolio
40.
Multimanager 2020 Lifetime Portfolio
41.
Multimanager 2025 Lifetime Portfolio
42.
Multimanager 2030 Lifetime Portfolio
43.
Multimanager 2035 Lifetime Portfolio
44.
Multimanager 2040 Lifetime Portfolio
45.
Multimanager 2045 Lifetime Portfolio
46.
Multimanager 2050 Lifetime Portfolio
47.
Multimanager 2055 Lifetime Portfolio
48.
Multimanager 2060 Lifetime Portfolio
49.
Multimanager 2065 Lifetime Portfolio
50.
Multimanager 2070 Lifetime Portfolio
51.
Opportunistic Fixed Income Fund
52.
Real Estate Securities Fund
53.
Small Cap Dynamic Growth Fund
54.
Strategic Income Opportunities Fund
55.
U.S. Sector Rotation Fund